Accumulated Other Comprehensive Income (Reclassifications out of Accumulated Other Comprehensive Income (Loss)) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Total operating revenues	$ 8,776	$ 7,200
Interest expense, net (note 9)	(1,032)	(973)
Other income, net (note 9)	165	203
Income tax expense (recovery)	(81)	159
Net income	1,090	568
Reclassification out of Accumulated Other Comprehensive Income [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net income	151	66
Reclassification out of Accumulated Other Comprehensive Income [Member] | Losses (gain) on derivatives recognized as cash flow hedges
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Interest expense, net (note 9)	(2)	(2)
Income tax expense (recovery)	(3)	0
Reclassification out of Accumulated Other Comprehensive Income [Member] | Net change in unrecognized pension and post-retirement benefit costs
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Total before tax	156	68
Income tax expense (recovery)	3	0
Net income	153	68
Reclassification out of Accumulated Other Comprehensive Income [Member] | Actuarial (gains) losses
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other income, net (note 9)	(2)	2
Reclassification out of Accumulated Other Comprehensive Income [Member] | Past service costs (gains)
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other income, net (note 9)	2	(2)
Reclassification out of Accumulated Other Comprehensive Income [Member] | Amounts reclassified into obligations
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Pension and post-retirement benefits	$ 156	$ 68